UNITED STATES
                       SECURITIES AND EXCHANGE COMMITTSION
                              WASHINGTON, DC 20549

                                   FORM 12b-25

                                                 Commission File Number: 0-16530
                                                                         -------

                           NOTIFICATION OF LATE FILING

(Check One):  [ ] Form 10-K    [ ] Form 20-F    [ ] Form 11-K    [X] Form 10-Q
              [ ] Form N-SAR   [ ]  Form N-CSR

      For Period Ended: June 30, 2003

[ ] Transition Report on Form 10-K         [ ] Transition Report on Form 10-Q
[ ] Transition Report on Form 20-F         [ ] Transition Report on Form N-SAR
[ ] Transition Report on Form 11-K

      For the Transition Period Ended: ________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

In the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:__________________________________

                                     PART I
                             REGISTRANT INFORMATION

Full name of registrant: BrandPartners Group, Inc.
                         -------------------------

Former name if applicable: _________________________

Address of principal executive office: 777 Third Avenue
                                       ----------------

City, state and zip code: New York, NY 10017
                          ------------------

                                     PART II
                             RULE 12b-25(b) AND (c)

      If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

      (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

      (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, X Form 11-K, Form N-SAR or Form N-CSR, or
[X] portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

      (c) The accountant's statement or other exhibit required by Rule 12b-24(c) has been attached if applicable.

                                    PART III
                                    NARRATIVE

      State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Registrant was unable to file its Quarterly Report on Form 10-Q for the quarter ended June 30, 2003 (the "Report") within the prescribed time period without unreasonable effort or expense due to unexpected delays in completing its financial statements. The Registrant expects to file its completed Report within the requested five-day extension period.

                                     PART IV
                                OTHER INFORMATION

      (1) Name and telephone number of person to contact in regard to this notification:

      Jennifer G. Buesser                             212-446-0231
      --------------------------------------------------------------------------
      (Name)                                (Area Code and Telephone Number)

      (2) Have all other periodic reports require under Section 13 or Section 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify reports.

                                 [X] Yes [ ] No

      (3) Is it anticipated that any significant change in results of operations from the corresponding period from the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                 [ ] Yes [X] No

            If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                            BRANDPARTNERS GROUP, INC.
                   ------------------------------------------
                   Name of Registrant as Specified in Charter

      has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


      Date: August 14, 2003                          By: /s/ Sharon Burd
                                                         -----------------------
                                                         Sharon Burd
                                                         Chief Financial Officer


                                       2